SHARE-BASED PAYMENTS - Schedule of fair value of units granted (Details)	3 Months Ended
	Mar. 31, 2026 shares $ / shares	Mar. 31, 2025 shares $ / shares
RSU's
Number of units
Outstanding, beginning balance (in shares) | shares	1,271,589	1,018,974
Granted during the year (in shares) | shares	0	6,448
Vested during the year (in shares) | shares	(17,422)	(57,850)
Forfeited during the year (in shares) | shares	(16,363)	(16,405)
Outstanding, ending balance (in shares) | shares	1,237,804	951,167
Weighted Average Grant Date Fair Value
Outstanding, beginning balance (in USD per share) | $ / shares	$ 21.27	$ 13.63
Granted during the year (in USD per share) | $ / shares	0	27.98
Vested during the year (in USD per share) | $ / shares	18.53	13.04
Forfeited during the year (in USD per share) | $ / shares	20.69	13.84
Outstanding, ending balance (in USD per share) | $ / shares	$ 21.31	$ 13.76
PSU's
Number of units
Outstanding, beginning balance (in shares) | shares	2,870,085	1,888,821
Granted during the year (in shares) | shares	0	0
Vested during the year (in shares) | shares	(72,758)	(7,333)
Forfeited during the year (in shares) | shares	(36,807)	(30,573)
Outstanding, ending balance (in shares) | shares	2,760,520	1,850,915
Weighted Average Grant Date Fair Value
Outstanding, beginning balance (in USD per share) | $ / shares	$ 19.62	$ 14.55
Granted during the year (in USD per share) | $ / shares	0	0
Vested during the year (in USD per share) | $ / shares	16.57	14.55
Forfeited during the year (in USD per share) | $ / shares	19.93	14.61
Outstanding, ending balance (in USD per share) | $ / shares	$ 19.69	$ 14.55